VANECK VIETNAM ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.7%
Banks : 10.4%
Bank for Foreign Trade of
Vietnam JSC * 8,207,505 $ 30,751,285
Saigon - Hanoi Commercial
Joint Stock Bank 25,882,856 11,570,387
Vietnam Export Import
Commercial JSB 13,164,229 10,083,305
52,404,977
Capital Goods : 9.3%
Development Investment
Construction JSC * 7,183,186 6,765,274
Gelex Group JSC * 9,360,764 8,256,127
Ha Do Group JSC 3,081,160 3,504,646
Hoang Huy Investment
Financial Services JSC * 8,045,520 5,910,919
IDICO Corp. JSC 2,159,410 5,063,384
Tasco JSC * 11,447,000 7,688,805
Vietnam Construction and
Import-Export JSC * 6,110,533 4,647,735
Viettel Construction JSC 1,018,000 5,238,136
47,075,026
Energy : 2.3%
PetroVietnam Drilling & Well
Services JSC * 5,092,488 5,744,433
PetroVietnam Technical
Services Corp. 3,377,900 5,582,851
11,327,284
Financial Services : 16.4%
FPT Securities JSC 4,163,840 7,758,033
Sai Gon-Ha Noi Securities JSC * 8,513,650 5,406,592
SSI Securities Corp. 24,556,929 27,792,825
Vietcap Securities JSC 9,924,135 14,770,406
VIX Securities JSC * 17,948,431 8,734,358
VNDirect Securities Corp. 29,485,825 18,273,007
82,735,221
Food, Beverage & Tobacco : 17.5%
HAGL JSC * 13,008,200 5,727,232
KIDO Group Corp. 2,123,936 4,461,433
Masan Group Corp. * 8,050,876 24,746,031
Saigon Beer Alcohol Beverage
Corp. 3,357,100 7,888,063
Thanh Thanh Cong - Bien Hoa
JSC * 8,140,599 4,270,846
Vietnam Dairy Products JSC 11,346,841 32,341,356
Vinh Hoan Corp. 2,996,260 8,832,350
88,267,311
Insurance : 0.9%
Bao Viet Holdings 2,525,896 4,403,280
Underline
Number
of Shares Value
Materials : 12.5%
Duc Giang Chemicals JSC 3,081,532 $ 14,471,193
Hoa Phat Group JSC * 31,006,316 33,191,455
Hoa Sen Group 5,643,101 4,874,737
PetroVietNam Ca Mau Fertilizer
JSC 3,325,700 5,206,814
Petrovietnam Fertilizer &
Chemicals JSC 3,482,600 5,042,529
62,786,728
Real Estate Management & Development :
27.0%
CEO Group JSC * 6,223,805 4,053,771
Dat Xanh Group JSC * 6,413,866 4,336,721
Khang Dien House Trading and
Investment JSC * 2,856,424 4,518,294
Kinh Bac City Development
Holding Corp. * 5,625,700 6,441,680
Novaland Investment Group
Corp. * 22,969,558 10,285,904
Phat Dat Real Estate
Development Corp. * 9,827,336 8,973,140
Van Phu - Invest Investment
JSC * 2,964,452 7,047,588
Vincom Retail JSC * 16,653,622 12,892,140
Vingroup JSC * 22,497,549 38,382,745
Vinhomes JSC 144A * 22,497,567 39,135,279
136,067,262
Transportation : 2.1%
Vietjet Aviation JSC * 2,410,040 10,311,755
Underline
Utilities : 1.3%
PetroVietnam Power Corp. * 12,259,510 6,522,546
Underline
Total Common Stocks
(Cost: $417,526,263) 501,901,390
RIGHTS: 0.2%
(Cost: $0)
: 0.2%
SSI SECURITIES CORP,
0.00* 20,464,108 1,074,647
Underline
EXCHANGE TRADED FUND: 0.0%
(Cost: $42,157)
DCVFMVN Diamond ETF 62,610 86,712
Underline
Total Investments: 99.9%
(Cost: $417,568,420) 503,062,749
Other assets less liabilities: 0.1% 666,933
NET ASSETS: 100.0% $ 503,729,682
Definitions:
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $39,135,279, or 7.8% of net assets.